Convertible Notes Payable - Schedule of Interest Expenses (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Schedule of Interest Expenses [Line Items]
Interest on notes	$ 38,508	$ 23,232
Amortization of discount	43,538	25,367
Total	$ 82,046	$ 48,599